SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 973	$ 817	$ 659
Marketing	291	797	600
Overseas travel	98	79	93
Sales and marketing expenses	$ 1,362	$ 1,693	$ 1,352